Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases (Details) [Line Items]
Operating leases weighted-average remaining lease term	6 years	5 years 7 months 6 days
Operating leases discount rate	7.90%	7.60%
Impairment charges related to operating lease right-of-use assets (in Dollars)	$ 2.4
Real Estate [Member]
Leases (Details) [Line Items]
Options to extend leases, description	Certain of the Company’s real estate leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company’s sole discretion. If it is reasonably certain that the Company will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company’s right-of-use assets and lease liabilities.
Minimum [Member] | Real Estate [Member]
Leases (Details) [Line Items]
Leases term	2 years
Maximum [Member] | Real Estate [Member]
Leases (Details) [Line Items]
Leases term	12 years